Document and Entity Information	3 Months Ended
Nov. 30, 2011
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Feb 14, 2012
Entity Registrant Name	ORAMED PHARMACEUTICALS INC.
Entity Central Index Key	0001176309
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Nov. 30, 2011	Aug. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 1,495,615	$ 1,513,365
Short term deposits	1,805,030	1,801,400
Marketable securities	380,359	384,565
Restricted cash	16,000	16,000
Accounts receivable - other	86,000	542,891
Prepaid expenses	18,519	1,670
Grants receivable from the Chief Scientist	63,961	24,191
T o t a l current assets	3,865,484	4,284,082
LONG TERM DEPOSITS AND INVESTMENT	11,290	10,186
AMOUNTS FUNDED IN RESPECT OF EMPLOYEE RIGHTS UPON RETIREMENT	14,469	14,293
PROPERTY AND EQUIPMENT, net	11,334	17,376
T o t a l assets	3,902,577	4,325,937
CURRENT LIABILITIES:
Accounts payable and accrued expenses	357,282	375,538
Related parties	19,838	18,502
Account payable with former shareholder	47,252	47,252
T o t a l current liabilities	424,372	441,292
LONG TERM LIABILITIES:
Employee rights upon retirement	22,763	22,675
Provision for uncertain tax position	138,054	138,054
Total long term liabilities	160,817	160,729
COMMITMENTS (note 2)
STOCKHOLDERS' EQUITY:
Common stock of $ 0.001 par value - authorized: 200,000,000 shares at November 30, 2011 and August 31, 2011; issued and outstanding: 70,104,583 shares at November 30, 2011 and at August 31, 2011	70,104	70,104
Other accumulated comprehensive income	(4,221)
Additional paid-in capital	18,277,307	18,201,111
Deficit accumulated during the development stage	(15,025,802)	(14,547,299)
T o t a l stockholders' equity	3,317,388	3,723,916
T o t a l liabilities and stockholders' equity	$ 3,902,577	$ 4,325,937

CONDENSED CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Nov. 30, 2011	Aug. 31, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	70,104,583	70,104,583
Common stock, shares outstanding	70,104,583	70,104,583

CONDENSED CONSOLIDATED STATEMENTS OF OPERATION (USD $)	3 Months Ended		116 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011
CONDENSED CONSOLIDATED STATEMENTS OF OPERATION [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, net	$ 184,016	$ 286,488	$ 8,035,865
IMPAIRMENT OF INVESTMENT			434,876
GENERAL AND ADMINISTRATIVE EXPENSES	281,901	315,129	7,240,284
OPERATING LOSS	465,917	601,617	15,711,025
FINANCIAL INCOME	(6,954)	(2,189)	(201,002)
FINANCIAL EXPENSE	19,556	3,356	200,813
GAIN ON SALE OF INVESTMENT			(1,033,004)
IMPAIRMENT OF AVAILABLE- FOR-SALE SECURITIES			197,412
LOSS BEFORE TAXES ON INCOME	478,519	602,784	14,875,244
TAXES ON INCOME			150,558
NET LOSS FOR THE PERIOD	$ 478,519	$ 602,784	$ 15,025,802
LOSS PER COMMON SHARE:
Basic and diluted	$ 0.01	$ 0.01
WEIGHTED AVERAGE NUMBER OF BASIC AND DILUTED SHARES USED IN COMPUTATION OF LOSS PER SHARE:	70,104,583	57,932,597

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional paid-in capital [Member]	Deficit accumulated during the development stage [Member]	Other comprehensive loss [Member]
BALANCE at Apr. 11, 2002	$ 53,700	$ 34,828	$ 18,872
BALANCE, shares at Apr. 11, 2002		34,828,200
SHARES CANCELLED		(19,800)	19,800
SHARES CANCELLED, shares		(19,800,000)
SHARES ISSUED FOR INVESTMENT IN ISTI-NJ	434,876	1,144	433,732
SHARES ISSUED FOR INVESTMENT IN ISTI-NJ, shares		1,144,410
SHARES ISSUED FOR OFFERING COSTS		1,753	(1,753)
SHARES ISSUED FOR OFFERING COSTS, shares		1,752,941
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES	7,907,781	37,359	7,870,422
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES, shares		37,359,230
SHARES ISSUED FOR SERVICES RENDERED	617,638	1,731	819,606
SHARES ISSUED FOR SERVICES RENDERED, shares		1,730,540
CONTRIBUTIONS TO PAID IN CAPITAL	18,991		18,991
RECEIPTS ON ACCOUNT OF SHARES AND WARRANTS	6,061		6,061
SHARES ISSUED FOR CONVERSION OF CONVERTIBLE NOTE	275,000	550	274,450
SHARES ISSUED FOR CONVERSION OF CONVERTIBLE NOTE, shares		550,000
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	3,554,921		3,554,921
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	615,882		615,882
DISCOUNT ON CONVERTIBLE NOTE RELATED TO BENEFICIAL CONVERSION FEATURE	108,000		108,000
OTHER COMPREHENSIVE INCOME (LOSS)	(16)				(16)
IMPUTED INTEREST	19,777		19,777
NET LOSS	(12,986,038)			(12,986,038)
BALANCE at Aug. 31, 2010	830,272	57,565	13,758,761	(12,986,038)	(16)
BALANCE, shares at Aug. 31, 2010		57,565,321
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES	3,694,212	11,808	3,682,404
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES, shares		11,808,626
SHARES ISSUED FOR SERVICES RENDERED	227,569	731	226,838
SHARES ISSUED FOR SERVICES RENDERED, shares		730,636
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	502,593		502,593
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	26,733		26,733
IMPUTED INTEREST	3,782		3,782
NET LOSS	(1,561,245)			(1,561,245)
BALANCE at Aug. 31, 2011	3,723,916	70,104	18,201,111	(14,547,283)	(16)
BALANCE, shares at Aug. 31, 2011	70,104,583	70,104,583
SHARES TO BE ISSUED FOR SERVICES RENDERED	24,900		24,900
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	44,794		44,794
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	6,502		6,502
OTHER COMPREHENSIVE INCOME (LOSS)	(4,205)				(4,205)
NET LOSS	(478,519)			(478,519)
BALANCE at Nov. 30, 2011	$ 3,317,388	$ 70,104	$ 18,277,307	$ (15,025,802)	$ (4,221)
BALANCE, shares at Nov. 30, 2011	70,104,583	70,104,583

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		116 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (478,519)	$ (602,784)	$ (15,025,802)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	6,042	7,451	112,149
Amortization of debt discount			108,000
Exchange differences on long term deposits and interests	(3,849)	(385)	(6,517)
Stock based compensation	51,296	195,301	4,751,425
Shares issued for services rendered		88,800	1,048,096
Shares to be issued for services rendered	24,900		24,900
Gain on sale of investment			(1,033,004)
Impairment of investment			434,876
Imputed interest		947	23,559
Impairment of available for sale security			197,412
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(49,727)	(111,494)	(167,685)
Restricted cash		(9)	(16,000)
Accounts payable and accrued expenses	(16,920)	(76,182)	377,120
Liability of employee rights upon retirement	88		22,763
Provision for uncertain tax position			138,054
Total net cash used in operating activities	(466,689)	(498,355)	(9,010,654)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(123,483)
Acquisition of short-term investments			(5,428,382)
Funds in respect of employee rights upon retirement	(1,061)		(15,354)
Proceeds from sale of investment in Entera	450,000		450,000
Proceeds from sale of Short term investments		100,000	3,628,000
Lease deposits, net			(7,509)
Total net cash derived from (used in) investing activities	448,939	100,000	(1,496,728)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sales of common stock and warrants - net of issuance expenses		300,000	11,655,693
Receipts on account of shares issuances			6,061
Proceeds from convertible notes			275,000
Proceeds from short term note payable			120,000
Payments of short term note payable			(120,000)
Shareholder advances			66,243
Net cash provided by financing activities		300,000	12,002,997
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(17,750)	(98,355)	1,495,615
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	1,513,365	1,199,638
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,495,615	1,101,283	1,495,615
Non cash investing and financing activities:
Shares issued for offering costs			77,779
Contribution to paid in capital			18,991
Discount on convertible note related to beneficial conversion feature			$ 108,000

SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Nov. 30, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES:

a.	General:

1.
Oramed Pharmaceuticals Inc. (the "Company") was incorporated on April 12, 2002, under the laws of the State of Nevada. From incorporation until March 3, 2006, the Company was an exploration stage company engaged in the acquisition and exploration of mineral properties. On February 17, 2006, the Company entered into an agreement with Hadasit Medical Services and Development Ltd (the "First Agreement") to acquire the provisional patent related to orally ingestible insulin pill to be used for the treatment of individuals with diabetes. The Company has been in the development stage since its formation and has not yet realized any revenues from its planned operations.

On May 14, 2007, the Company incorporated a wholly-owned subsidiary in Israel, Oramed Ltd., which is engaged in research and development. Unless the context indicates otherwise, the term "Group" refers to Oramed Pharmaceuticals Inc. and its Israeli subsidiary, Oramed Ltd (the "Subsidiary").

On March 11, 2011, the Company was reincorporated from the State of Nevada to the State of Delaware.

The Group is engaged in research and development in the biotechnology field and is considered a development stage company in accordance with ASC Topic 915 "Development Stage Entities".

The accompanying unaudited interim consolidated financial statements as of November 30, 2011, have been prepared in accordance with accounting principles generally accepted in the United States relating to the preparation of financial statements for interim periods. Accordingly, they do not include all the information and footnotes required for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair statement  have been included. The accounting principles applied in the preparation of the interim statements are consistent with those applied in the preparation of the annual financial statements; however,- the interim statements do not include all the information and explanations required for the annual financial statements. The condensed consolidated balance sheet data as of August 31, 2011 was derived from the Company's audited financial statements, but does not include all disclosures required by generally accepted accounting principles. For additional information, including the Company's significant accounting policies, refer to the consolidated financial statements and related footnotes in the Company's fiscal 2011 Annual Report on Form 10-K. Operating results for the three months ended November 30, 2011, are not necessarily indicative of the results that may be expected for the year ending August 31, 2012.

2.	Going concern considerations

The accompanying unaudited interim consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has net losses for the period from inception (April 12, 2002) through November 30, 2011 of $15,025,802 as well as negative cash flow from operating activities. Presently, the Company does not have sufficient cash resources to meet its requirements in the twelve months following November 30, 2011. These factors raise substantial doubt about the Company's ability to continue as a going concern. Management is in the process of evaluating various financing alternatives as the Company will need to finance future research and development activities and general and administrative expenses through fund raising  in the public or private equity markets. Although there is no assurance that the Company will be successful with those initiatives, management believes that it will be able to secure the necessary financing as a result of ongoing financing discussions with third party investors and existing shareholders, as well as on going funding from the Office of the Chief Scientist of the Ministry of Industry, Trade and Labor of Israel ("OCS").

These consolidated financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company's continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability.

b.	Newly issued and recently adopted Accounting Pronouncements

1.
In May 2011, the FASB issued an accounting update that amends ASC 820 - "Fair Value Measurement" regarding fair value measurements and disclosure requirements. The amendments are effective during interim and annual periods beginning after December 15, 2011 and are to be applied prospectively. The accounting update will be applicable to the Company beginning in the third quarter of fiscal year 2012.

2.
In June 2011, the FASB issued an update to Accounting Standards Codification (ASC) No. 220, "Presentation of Comprehensive Income," which eliminates the option to present other comprehensive income and its components in the statement of shareholders' equity. The Company can elect to present the items of net income and other comprehensive income in a single continuous statement of comprehensive income or in two separate, but consecutive, statements. Under either method the statement would need to be presented with equal prominence as the other primary financial statements. The amended guidance, which must be applied retroactively, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with earlier adoption permitted. In December 2011, the FASB issued another update on the topic, which deferred the effective date pertaining only to the presentation of reclassification adjustments on the face of the financial statements.

COMMITMENTS	3 Months Ended
Nov. 30, 2011
COMMITMENTS [Abstract]
COMMITMENTS

NOTE 2 - COMMITMENTS:

a.
Under the terms of the First Agreement with Hadasit (note 1a above), the Company retained Hadasit to provide consulting and clinical trial services. As remuneration for the services provided under the agreement, Hadasit is entitled to $200,000. The primary researcher for Hadasit is Dr. Miriam Kidron, a director and officer of the Company. The funds paid to Hadasit under the agreement are deposited by Hadasit into a research fund managed by Dr. Kidron. Pursuant to the general policy of Hadasit with respect to its research funds, Dr. Kidron receives from Hadasit a management fee in the rate of 10% of all the funds deposited into this research fund. The total amount paid to Dr. Kidron out of this fund was $10,214.

On January 7, 2009, the Company entered into a second agreement with Hadasit (the "Second Agreement"). In the Second Agreement, Hadasit confirms that it has conveyed, transferred and assigned all of its ownership rights in the patents acquired under the First Agreement to the Company, and certain other patents filed by the Company after the First Agreement as a result of the collaboration between the Company and Hadasit.

On July 8, 2009 the Company entered into a third agreement with Hadasit, Prof. Itamar Raz and Dr. Miriam Kidron ("the Third Agreement"), to retain consulting and clinical trial services from Hadasit. According to the Third Agreement, Hadasit will be entitled to a total consideration of $400,000 to be paid by Oramed. $200,000 of this amount was agreed in the terms of the First Agreement, and the remaining of $200,000 will be paid in accordance with the actual progress of the study. The total amount that was paid through November 30, 2011 was $400,000.

On September 11, 2011, the Company entered into a fourth agreement with Hadasit, Dr. Miriam Kidron and Dr. Daniel Schurr ("the Fourth Agreement"), to retain consulting and clinical trial services. According to the Fourth Agreement, Hadasit will be entitled to a consideration of $200,000 to be paid by Oramed. None of which was recognized or paid through November 30, 2011.

b.
On September 19, 2007 the Subsidiary entered into a lease agreement for its office facilities in Israel. The lease agreement was for a period of 51 months, and ended on December 31, 2011. The monthly lease payment was NIS 2,396 and was linked to the increase in the Israeli consumer price index, (as of November 30, 2011 the monthly payment in the Company's functional currency is $632(, considering the fact that the remaining term for the current lease is one month, the Company's commitment for November 30, 2011 is $ 632, however the Company is currently in the process of  negotiation into a new lease agreement for the same premise.

As security for its obligation under this lease agreement the Company provided a bank guarantee in an amount equal to three monthly lease payments.

c.
On April 21, 2009, the subsidiary entered into a consulting service agreement with  ADRES Advanced Regulatory Services Ltd. ("ADRES") pursuant to which ADRES will provide consulting services relating to quality assurance and regulatory processes and procedures in order to assist the Subsidiary in submission of a U.S. IND according to FDA regulations. In consideration for the services provided under the agreement, ADRES will be entitled to a total cash compensation of $211,000, of which the amount of $110,000 will be paid as a monthly fixed fee of $10,000 each month for 11 months commencing May 2009, and the remaining $101,000 will be paid based on achievement of certain milestones. $160,000 of the total amount was paid through November 30, 2011, $50,000 of that were paid for completing the three first milestones, the rest will be paid during 2012, subject to the completion of the IND.

d.
On February 10, 2010, the Subsidiary entered into an agreement with Vetgenerics Research G. Ziv Ltd, a clinical research organization (CRO), to conduct a toxicology trial on its oral insulin capsules. The total cost estimated for the studies is €107,100 ($142,522) of which €89,293 ($118,825) was paid through November 30, 2011.

e.
On July 5, 2010, the Subsidiary of the Company entered into a Manufacturing Supply Agreement (MSA) with Sanofi-Aventis Deutschland GMBH ("sanofi-aventis"). According to the MSA, sanofi-aventis will supply the subsidiary with specified quantities of recombinant human insulin to be used for clinical trials in the USA.

f.
On February 15, 2011, the Subsidiary entered into a consulting agreement with a third party (the "Consultant") for a period of five years, pursuant to which the Consultant will provide consultation on scientific and clinical matters. The Consultant is entitled to a fixed monthly fee of $8,000, royalties of 8% of the net royalties actually received by the Subsidiary in respect of the patent that was sold to Entera on February 22, 2011 and an option to purchase up to 250,000 shares of common stock, par value $0.001 per share, of the Company at an exercise price of $0.50 per share. The option vest in five annual installments commencing February 16, 2012 and expire on February 16, 2021. The initial fair value of the option on the date of grant was $71,495, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 113.80%; risk-free interest rates of 3.42%; and the remaining contractual life of 10 years. The fair value of the options granted is measured on a final basis at the end of the related service period and is recognized over the related service period using the straight-line method.

g.
On May 13, 2011, the Company entered into a consulting agreement with a third party ("the Consultant") for a period of 12 months, pursuant to which the Consultant will provide investors relations services and will be entitled to a cash monthly fee of $4,000, that may be increased up to $10,000 upon the completion of a $5,000,000 capital raise by the Company. In addition, the Consultant received a warrant to purchase up to 32,000 shares of the Company. The warrant has a term of five years and an exercise price of $0.50 per Share and will vest in 12 installments in the period from October 2011 to May 2016. The Company records expenses in respect of this warrant during the term of the services.

h.
On June 22, 2011 the Subsidiary issued a purchase order to SAFC Pharma for producing one of its oral capsule ingredients in the amount of $600,000, none of which was recognized or paid through November 30, 2011.

i.
On August 15, 2011, the Company entered into an advisory agreement with a third party ("the Advisor") for a period of nine months, pursuant to which the Advisor will provide investors relations services and will be entitled to a cash monthly fee of $4,000, and additional $3,000 in the first month. In addition, the Advisor will be issued 249,000 shares of the Company in three installments over the engagement period, commencing November 2011. See also note 4.

j.	Grants from Bio-Jerusalem

The Subsidiary is committed to pay royalties to Bio-Jerusalem fund on proceeds from future sales at a rate of 4% and up to 100% of the amount of the grant received by the Company (Israeli CPI linked) at the total amount of $52,733.  As of November 30, 2011, the Subsidiary had not yet realized any revenues from the said project and did not incur any royalty liability.

For the three months period ended November 30, 2011, there were no grants received from the Bio-Jerusalem fund.

k.	Grants from the Office of the Chief Scientist ("OCS")

The Subsidiary is committed to pay royalties to the Government of Israel on proceeds from sales of products in the research and development of which the Government participates by way of grants.

At the time the grants were received, successful development of the related projects was not assured. In case of failure of a project that was partly financed as above, the Subsidiary is not obligated to pay any such royalties.

Under the terms of the Subsidiary's funding from the Israeli Government, royalties of 3%-3.5% are payable on sales of products developed from a project so funded, up to 100% of the amount of the grant received by the Subsidiary (dollar linked) with the addition of annual interest at a rate based on LIBOR.

As of November 30, 2011, the Subsidiary had not yet realized any revenues from the said project and did not incur any royalty liability.

For the three months period ended November 30, 2011, the research and development expenses are presented net of OCS Grants, in the total amount of $41,257.

FAIR VALUE	3 Months Ended
Nov. 30, 2011
FAIR VALUE [Abstract]
FAIR VALUE
NOTE 3 - FAIR VALUE:

The Company measures fair value and discloses fair value measurements for financial assets. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

•	Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
•	Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.
•	Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent.

Marketable securities consist wholly of equity securities of D.N.A Biomedical Solutions Ltd. which were received in March 2011 as part of the consideration for selling the Company's equity method investee Entera. Those securities are classified as available-for-sale and are recorded at fair value.  The D.N.A Shares are listed on the Tel Aviv Stock Exchange ("TASE") and their tradability is restricted for a period of 6 months from the closing date of the transaction according to TASE policy with regards to private placements. Until September 30, 2011, the fair value of the restricted securities was measured based on the quoted prices of the otherwise identical unrestricted securities, adjusted for the effect of the restriction by applying a proper discount. The discount was determined with reference to other similar restricted instruments. Similar securities, with no restriction on tradability, are quoted on an active market. As of October 1, 2011, the securities are not restricted. The fair value of the securities is measured based on the quoted prices of the securities on an active market.

Transfers in and/or out of Level 3 are recognized in the beginning of the reporting period.

Financial items carried at fair value as of November 30, 2011 and August 31, 2011 are classified in the tables below in one of the three categories described above:

	Fair value measurements at reporting date using
	Level 1	Level 2	Level 3	Total
Marketable securities:
November 30, 2011	$380,359	-	-	$380,359
August 31, 2011	-	-	$384,564	$384,564

The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs:

Three months ended
November, 30
2011
Unaudited
Carrying value at the beginning of the period	$384,564
Reclassification to level 1	(384,564)
Carrying value at the end of the period	-

SUBSEQUENT EVENT	3 Months Ended
Nov. 30, 2011
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT
NOTE 4 - SUBSEQUENT EVENT

On December 12, 2011 the Company issued 83,000 shares of its common stock to an advisory company as remuneration for services provided. The fair value of the shares at the date of grant was $24,900. See also note 2i.